Fees and Expenses - Calamos Antetokounmpo Global Sustainable Equities ETF	Nov. 21, 2025
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund ("Fund Shares"). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments):
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments):
Management Fees	0.95%
Distribution and/or Service Fees (12b-1)	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.95%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell or do not sell all of your Fund Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, whether you sell or hold your Fund Shares, would be:

Expense Example by, Year, Caption [Text]	You would pay the following expenses whether you sell or hold your Fund Shares at the end of the period:
Expense Example, With Redemption [Table]
One Year	Three Years	Five Years	Ten Years
$97	$303	$525	$1,166

Expense Example, No Redemption, By Year, Caption [Text]	You would pay the following expenses whether you sell or hold your Fund Shares at the end of the period:
Expense Example, No Redemption [Table]
One Year	Three Years	Five Years	Ten Years
$97	$303	$525	$1,166

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 15% of the average value of its portfolio.

Portfolio Turnover, Rate	15.00%